Nature of Operations	6 Months Ended
Feb. 28, 2017
Notes
Nature of Operations

Note 1 - Organization and summary of significant accounting policies:

These unaudited interim financial statements as of and for the three and six months ended February 28, 2017, reflect all adjustments which, in the opinion of management, are necessary to fairly state the Company’s financial position and the results of its operations for the periods presented, in accordance with the accounting principles generally accepted in the United States of America. All adjustments are of a normal recurring nature.

These unaudited interim financial statements should be read in conjunction with the Company’s financial statements and notes thereto included in the Company’s fiscal year end August 31, 2016, report. The Company assumes that the users of the interim financial information herein have read, or have access to, the audited financial statements for the preceding period, and that the adequacy of additional disclosure needed for a fair presentation may be determined in that context. The results of operations for the three and six months ended February 28, 2017, are not necessarily indicative of results for the entire year ending August 31, 2017.

Organization

Sauer Energy, Inc. was incorporated in California on August 7, 2008. The Company was incorporated to develop and market wind power electric generators.

Current Business of the Company

On July 25, 2010, the Company executed a plan of reorganization with BCO Hydrocarbon Ltd., a Nevada exploration stage enterprise, in which Sauer Energy Inc. became a subsidiary of BCO.  BCO changed its name to Sauer Energy, Inc.

The Company leases warehouse/office facilities in Oxnard, California, in which the Company develops wind power technology.  A production prototype of a vertical axis wind turbine (“VAWT”) has been developed.  Its compact size is aimed at the small business and home market. The company is focused on plans to manufacture and distribute the product.  In May 2012, the acquisition of the entire assets of a wind turbine company added two more wind turbine models to the Company, together with patents and a distribution network. During 2015 and 2016, the Company continued to develop its technology.